Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MSRs:
Carrying amount, net, beginning of year	$ 9,266	$ 9,008	$ 8,613
Additions	1,941	2,286	1,748
Amortization	(1,624)	(1,835)	(1,637)
Change in valuation allowance	105	(193)	284
Carrying amount, net, end of year	9,688	9,266	9,008
Valuation allowance:
Beginning of year	735	542	826
Change in valuation allowance	(105)	193	(284)
End of year	$ 630	$ 735	$ 542